Employee Benefits	6 Months Ended
Apr. 30, 2025
Employee Benefits [Abstract]
Employee Benefits
NOTE 14: EMPLOYEE BENEFITS
The following table summarizes expenses for

the Bank’s principal pension and non-pension post-retirement defined benefit plans and the Bank’s other

material
defined benefit pension plans, for the

three and six months ended April 30,

2025 and April 30,

2024. Other employee defined benefit

plans operated by the Bank
and certain of its subsidiaries are not considered

material for disclosure purposes.
Defined Benefit Plan Expenses
(millions of Canadian dollars) Principal post-retirement

Principal pension plans benefit plan Other pension plans
1
For the three months ended
April 30 April 30 April 30 April 30 April 30 April 30
2025 2024 2025 2024 2025 2024
Service cost – benefits earned $ 69 $ 54 $ 1 $ 1 $ 5 $ 4
Net interest cost (income) on net defined

benefit liability (asset)
(13) (21) 4 5 5 6
Interest cost on asset limitation and minimum

funding
requirement – 3 – – – 1
Past service cost
2
– 35 – – – –
Defined benefit administrative expenses 2 2 – – 2 1
Total $ 58 $ 73 $ 5 $ 6 $ 12 $ 12
For the six months ended
April 30 April 30 April 30 April 30 April 30 April 30
2025 2024 2025 2024 2025 2024
Service cost – benefits earned $ 138 $ 108 $ 3 $ 2 $ 10 $ 8
Net interest cost (income) on net defined

benefit liability (asset)
(25) (41) 8 10 11 12
Interest cost on asset limitation and minimum

funding
requirement – 6 – – – 2
Past service cost
2
– 35 – – – –
Defined benefit administrative expenses 5 4 – – 3 2
Total $ 118 $ 112 $ 11 $ 12 $ 24 $ 24
Includes Canada Trust defined benefit pension plan, TD Banknorth defined benefit pension plan, TD Auto Finance defined benefit pension plan, TD Insurance defined benefit pension plan, and supplemental executive defined benefit pension plans.
2

Relates to the Pension Fund Society that was modified in fiscal 2024.
The following table summarizes expenses for

the Bank’s defined contribution plans for the three

and six months ended April 30, 2025 and

April 30, 2024.
Defined Contribution Plan Expenses
(millions of Canadian dollars) For the three months ended For the six months ended
April 30 April 30 April 30 April 30
2025 2024 2025 2024
Defined contribution pension plans
1
$ 85 $ 73 $ 191 $ 158
Government pension plans
2
140 132 360 329
Total $ 225 $ 205 $ 551 $ 487
Includes defined contribution portion of the TD Pension Plan (Canada) and TD Bank, N.A. defined contribution 401(k)

plan.
2

Includes Canada Pension Plan, Quebec Pension Plan, and Social Security under the U.S.
Federal Insurance Contributions Act .
The following table summarizes the remeasurements

recognized in OCI for the Bank’s principal pension

and post-retirement defined benefit plans

and certain of
the Bank’s other material defined benefit pension

plans, for the three and six months ended

April 30, 2025 and April

30, 2024.
Amounts Recognized in Other Comprehensive

Income for Remeasurement of Defined

Benefit Plans
1,2,3
(millions of Canadian dollars) Principal post-retirement
Principal pension plans benefit plan Other pension plans
For the three months ended
April 30 April 30 April 30 April 30 April 30 April 30
2025 2024 2025 2024 2025 2024
Remeasurement gain/(loss) – financial $ 297 $ 439 $ 12 $ 13 $ 14 $ 18
Remeasurement gain/(loss) – return on plan

assets less
interest income (366) (524) – – – –
Change in asset limitation and minimum

funding requirement
3 24 – – – –
Total $ (66) $ (61) $ 12 $ 13 $ 14 $ 18
For the six months ended
April 30 April 30 April 30 April 30 April 30 April 30
2025 2024 2025 2024 2025 2024
Remeasurement gain/(loss) – financial $ 158 $ (685) $ 5 $ (23) $ 4 $ (25)
Remeasurement gain/(loss) – return on plan

assets less
interest income (184) 276 – – – –
Change in asset limitation and minimum

funding requirement
– 200 – – – –
Total $ (26) $ (209) $ 5 $ (23) $ 4 $ (25)
1

Excludes the Canada Trust defined benefit pension plan, TD Banknorth defined benefit pension plan, TD Auto Finance defined benefit pension plan, TD Insurance defined benefit pension plan, and other employee defined benefit plans operated by the Bank and certain of its subsidiaries not considered material for disclosure purposes as these plans are not remeasured on
a quarterly basis.

2

Changes in discount rates and return on plan assets are reviewed and updated on a quarterly basis. All other assumptions are updated annually.
3

Amounts are presented on a pre-tax basis.